Provision for legal proceedings (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Contingent Liabilities and Changes in Provisions for Contingencies

In the ordinary course of business, the Company is exposed to certain contingencies and risks. The provision for contingencies includes labor, tax and civil proceedings under dispute at the administrative and legal levels, based on management’s analysis and the opinion of the Company’s legal counsel, for cases in which the likelihood of loss is considered probable, as follows:

Nature	2018	2017
Labor proceedings (a)	31,366	22,795
Tax proceedings (b)	34,041	122,744
Civil proceedings	4,867	2,223
Total	70,274	147,762

(a)	Primarily consists of law suits filed by former employees claiming severance payment, overtime, additional payment for transfers, among others, for individually significant amounts.
(b)

In 2017, the Company recorded a provision for tax contingency regarding levy of taxes, substantially concerning Tax on Financial Transactions (“IOF”) and INSS. The amount was included in the tax amnesty program described in the Note 17. The remaining balance refers to other tax assessments.

The Company has the following contingent liabilities referring to proceedings classified by legal counsels as possible losses, for which no provision has been recorded:

Nature	2018	2017
Labor proceedings (a)	26,301	17,888
Tax proceedings (b)	345,980	212,856
Civil proceedings (c)	89,674	82,076

Total	461,955	312,820

(a)	Refers mainly to labor lawsuits arising from employees and third party claims, joint liability, hazard pay and health hazard allowance.
(b)

On December 15, 2017, the Company’s subsidiary, Cavo Serviços e Saneamento S.A. (“Cavo”) received an official tax infringement notice in the amount of R$90,634 (historical amount) challenging the deductibility of payments made to a number of specified suppliers in 2012, for which there is lack of sufficient evidence that good and services were actually provided. On December 22 and 27, 2017, Estre Ambiental S.A. received two official tax infringement notices in the aggregate amount of R$121,778 (historical amount) challenging the deductibility of payments made to a number of specified suppliers from 2012 to 2015, for which there is lack of sufficient evidence that good and services were actually provided. On December 3, 2018, the Company received a further tax infringement notice from the Brazilian federal tax authorities in the aggregate amount of R$120,948 million concerning transactions with a number of specified suppliers in relation to payments made in 2013. The Company, in connection with their external legal advisors, is challenging such assessments, and already presented its defense.

(c)

Refers basically to: i) lawsuit filed by the São Paulo State Prosecutor’s Office challenging the lawfulness of five agreements entered into between the city government of Taboão da Serra and the investee Viva Ambiental regarding provision of public cleaning services. In 2014, the Federal Prosecutor’s Office (“MPF”) requested the return of total emergency agreements entered into by and between Viva and Taboão City, which amounted to R$154,123. In 2015, sellers of VIVA filed an injunction for early presentation of proof, and requested legal expert inspection that detected misstatements in amounts requested by the MPF. The outcome of this inspection indicated a possible loss amount of approximately R$39,247 (historical amount); ii) public action lawsuit filed by the Prosecutor’s Office of Itapevi challenging the implantation of our landfill due to supposed inconsistencies with the local regulation such as proximity with water springs and population, and requests the stoppage and reversal of all deforestation activity, as well as payment of a fine. This lawsuit is still in its instruction phase and the involved value is of R$15,050; iii) popular action moved by a certain group of people, also related to Itapevi, in which the population reinforce the arguments of the aforementioned action, described in item “ii” above. The lawsuit is to be decided simultaneously with the one set forth in item “ii”. The involved value is also of R$15,050.

Changes in provisions for contingencies are as follows:

	Labor proceedings	Tax Proceedings	Civil proceedings	Total
Balance on December 31, 2016	48,658	195,316	1,565	245,539
Additions	10,129	79,264	8,611	98,004
Reversals	(26,820)	—	(6,331)	(33,151)
Payments	(9,172)	—	(1,622)	(10,794)
Tax Amnesty Program	—	(151,836)	—	(151,836)

Balance at December 31, 2017	22,795	122,744	2,223	147,762
Additions	32,913	18,161	11,474	62,548
Reversals	(9,789)	(66,576)	(2,247)	(78,612)
Payments	(14,553)	—	(6,583)	(21,136)
Tax Amnesty Program	—	(40,288)	—	(40,288)

Balance at December 31, 2018	31,366	34,041	4,867	70,274